Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 9 — Commitments and Contingencies

The Company previously engaged a financial advisor to provide services and the financial advisor has asserted that the Company owes additional funds in excess of amounts previously recognized. The Company disputes the financial advisor’s claim. As of the date of these condensed consolidated financial statements, no legal proceeding has been initiated in respect of this matter. The ultimate resolution of this matter may differ from the amount recognized and any such difference could be material to the Company’s consolidated results of operations and cash flows. At this time, the Company is unable to reasonably estimate the possible amount or range of additional loss, if any, that it may incur.

Litigation

On March 13, 2026, Ydens Holdings, LLC and related individual plaintiffs filed a lawsuit in Orange County Superior Court against the Company and its subsidiary EMI Solutions, asserting breach of contract and related claims arising from the September 2022 Agreement and Plan of Merger under which the Company acquired EMI Solutions. The plaintiffs seek damages. The Merger Agreement contains a mandatory arbitration provision, and the Company intends to move to compel arbitration and to defend the matter vigorously. The Company is unable to predict final outcome of this matter, but it does not currently believe that it will have a material adverse effect on its results of operation or financial position.

From time to time, the Company may become subject to legal proceedings, claims and litigation arising in the ordinary course of business. The Company does not believe it is currently a party to any legal proceedings—nor is the Company aware of any other pending or threatened litigation—that the Company believes would have a material adverse effect on its business, operating results, cash flows or financial condition should such litigation be resolved unfavorably.

Indemnifications

In the ordinary course of business, the Company often includes standard indemnification provisions in its arrangements with customers, suppliers and vendors. Pursuant to these provisions, the Company may be obligated to indemnify such parties for losses or claims suffered or incurred in connection with its service, breach of representations or covenants, intellectual property infringement or other claims made against such parties. These provisions may limit the time within which an indemnification claim can be made. The Company has not in the past incurred significant expense defending against third party claims, nor has it incurred significant expense under its standard service warranties or arrangements with its customers, suppliers and vendors. Accordingly, the Company has not recognized any liabilities for these indemnification provisions as of March 31, 2026 or September 30, 2025.

Note 13 — Commitments and Contingencies

The Company previously engaged a financial advisor to provide services and the financial advisor has asserted that the Company owes additional funds in excess of amounts previously recognized. The Company disputes the financial advisor’s claim. As of the date of these consolidated financial statements, no legal proceeding has been initiated in respect of this matter. The ultimate resolution of this matter may differ from the amount recognized and any such difference could be material to the Company’s consolidated results of operations and cash flows. At this time, the Company is unable to reasonably estimate the possible amount or range of additional loss, if any, that it may incur.

Litigation

From time to time, the Company may become subject to legal proceedings, claims and litigation arising in the ordinary course of business. The Company does not believe it is currently a party to any legal proceedings—nor is the Company aware of any other pending or threatened litigation—that the Company believes would have a material adverse effect on its business, operating results, cash flows or financial condition should such litigation be resolved unfavorably.

Indemnifications

In the ordinary course of business, the Company often includes standard indemnification provisions in its arrangements with customers, suppliers and vendors. Pursuant to these provisions, the Company may be obligated to indemnify such parties for losses or claims suffered or incurred in connection with its service, breach of representations or covenants, intellectual property infringement or other claims made against such parties. These provisions may limit the time within which an indemnification claim can be made. The Company has not in the past incurred significant expense defending against third party claims, nor has it incurred significant expense under its standard service warranties or arrangements with its customers, suppliers and vendors. Accordingly, the Company has not recognized any liabilities for these indemnification provisions as of September 30, 2025 or 2024.